UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI             October 27, 2011
-------------------------------------------------------------------------------
James F. Peters, Jr.                 City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported byother reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ------------
Form 13F Information Table Entry Total:          17
                                         ------------
Form 13F Information Table Value Total:    $286,191
                                         ------------
                                         (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ISHARES TR                    JPMORGAN USD     464288281  45,101   427,785  SH        SOLE                   11,623     0   416,162
ISHARES TR                    S&P NA NAT RES   464287374  12,801   382,576  SH        SOLE                   12,604     0   369,972
ISHARES TR                    HIGH YLD CORP    464288513   5,410    65,305  SH        SOLE                    1,177     0    64,128
ISHARES TR                    MSCI EMERG MKT   464287234  28,453   810,747  SH        SOLE                   24,946     0   785,801
ISHARES TR                    RUSSELL MCP GR   464287481   1,218    24,543  SH        SOLE                      969     0    23,574
ISHARES TR                    RUSSELL 1000GRW  464287614  50,046   951,806  SH        SOLE                   29,683     0   922,123
ISHARES TR                    RUSSELL1000VAL   464287598  10,575   186,863  SH        SOLE                   16,079     0   170,784
ISHARES TR                    S&P GRWTH ALL    464289867     294    10,002  SH        SOLE                        0     0    10,002
ISHARES TR                    S&P MODERATE     464289875     892    30,842  SH        SOLE                        0     0    30,842
ISHARES TR                    BARCLYS TIPS BD  464287176  27,285   238,716  SH        SOLE                    6,126     0   232,590
MARKET VECTORS ETF TR         EM LC CURR DBT   57060U522  16,330   664,091  SH        SOLE                   22,269     0   641,822
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  15,823   286,691  SH        SOLE                    9,669     0   277,022
SPDR GOLD TRUST               GOLD SHS         78463V107  34,061   215,495  SH        SOLE                    5,735     0   209,760
SPDR INDEX SHS FDS            S&P EMKTSC ETF   78463X756  15,206   391,698  SH        SOLE                    2,461     0   389,237
SPDR INDEX SHS FDS            S&P INTL SMLCP   78463X871     815    32,430  SH        SOLE                        0     0    32,430
SWEDISH EXPT CR CORP          ROG TTL ETN 22   870297801   5,323   659,643  SH        SOLE                   10,101     0   649,542
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  16,558   213,315  SH        SOLE                    3,871     0   209,444
TOTAL                                                    286,191